INCOME TAX (Schedule of Deferred Tax Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Tax [Line Items]
Operating loss carry forward	$ 12,041	$ 10,631
Reserves and allowances	691	689
Net deferred tax assets before valuation allowance	12,732	11,320
Valuation allowance	(6,619)	(10,287)
Net deferred tax assets	6,113	1,033
Domestic [Member]
Income Tax [Line Items]
Net deferred tax assets before valuation allowance	6,272	5,632
Valuation allowance	(159)	(4,599)
Net deferred tax assets	6,113	1,033
Foreign [Member]
Income Tax [Line Items]
Net deferred tax assets before valuation allowance	5,769	4,999
Valuation allowance	(5,769)	(4,999)
Net deferred tax assets